Shareholder Report, Holdings (Details)	Jun. 30, 2025
Class A | Electric
Holdings [Line Items]
Percent of Net Asset Value	43.50%
Class A | Midstream
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Class A | Railways
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Class A | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Class A | Gas Distribution [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Class A | Airports
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class A | Marine Ports
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class A | Toll Roads
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class A | Environmental Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class A | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class A | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	57.60%
Class A | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Class A | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class A | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class A | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class A | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class A | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class A | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class A | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class A | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Class A | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class A | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class A | Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class A | Entergy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class A | Union Pacific Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class A | CSX Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class A | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class A | Ameren Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class A | National Grid PLC
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class A | Evergy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class C | Electric
Holdings [Line Items]
Percent of Net Asset Value	43.50%
Class C | Midstream
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Class C | Railways
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Class C | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Class C | Gas Distribution [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Class C | Airports
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class C | Marine Ports
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class C | Toll Roads
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class C | Environmental Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class C | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class C | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	57.60%
Class C | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Class C | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class C | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class C | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class C | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class C | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class C | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class C | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class C | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Class C | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class C | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class C | Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class C | Entergy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class C | Union Pacific Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class C | CSX Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class C | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class C | Ameren Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class C | National Grid PLC
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class C | Evergy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class I | Electric
Holdings [Line Items]
Percent of Net Asset Value	43.50%
Class I | Midstream
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Class I | Railways
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Class I | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Class I | Gas Distribution [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Class I | Airports
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class I | Marine Ports
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class I | Toll Roads
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class I | Environmental Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class I | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class I | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	57.60%
Class I | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Class I | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class I | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class I | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class I | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class I | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class I | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class I | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class I | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Class I | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class I | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class I | Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class I | Entergy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class I | Union Pacific Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class I | CSX Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class I | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class I | Ameren Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class I | National Grid PLC
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class I | Evergy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class R | Electric
Holdings [Line Items]
Percent of Net Asset Value	43.50%
Class R | Midstream
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Class R | Railways
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Class R | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Class R | Gas Distribution [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Class R | Airports
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class R | Marine Ports
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class R | Toll Roads
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class R | Environmental Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class R | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class R | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	57.60%
Class R | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Class R | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class R | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class R | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class R | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class R | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class R | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class R | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class R | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Class R | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class R | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class R | Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class R | Entergy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class R | Union Pacific Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class R | CSX Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class R | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class R | Ameren Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class R | National Grid PLC
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class R | Evergy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Class Z | Electric
Holdings [Line Items]
Percent of Net Asset Value	43.50%
Class Z | Midstream
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Class Z | Railways
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Class Z | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Class Z | Gas Distribution [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Class Z | Airports
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Class Z | Marine Ports
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class Z | Toll Roads
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class Z | Environmental Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class Z | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class Z | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	57.60%
Class Z | CANADA
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Class Z | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Class Z | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class Z | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class Z | INDIA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Class Z | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class Z | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Class Z | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Class Z | Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Class Z | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class Z | TC Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Class Z | Williams Cos., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Class Z | Entergy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class Z | Union Pacific Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Class Z | CSX Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Class Z | American Tower Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Class Z | Ameren Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class Z | National Grid PLC
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Class Z | Evergy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%